Document and Entity Information Document	May 06, 2025
Document Information [Line Items]
Document Type	8-K
Document Period End Date	May 06, 2025
Entity File Number	001-41137
Entity Registrant Name	CONSTELLATION ENERGY CORPORATION
Entity Tax Identification Number	87-1210716
Entity Incorporation, State or Country Code	PA
Entity Address, Address Line One	1310 Point Street
Entity Address, City or Town	Baltimore
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	21231-3380
City Area Code	(833)
Local Phone Number	883-0162
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, without par value
Trading Symbol	CEG
Security Exchange Name	NASDAQ
Entity Central Index Key	0001868275
Amendment Flag	false
Entity Emerging Growth Company	false
Constellation Energy Generation, LLC [Member]
Document Information [Line Items]
Entity File Number	333-85496
Entity Registrant Name	CONSTELLATION ENERGY GENERATION, LLC
Entity Tax Identification Number	23-3064219
Entity Incorporation, State or Country Code	PA
Entity Address, Address Line One	200 Energy Way
Entity Address, City or Town	Kennett Square
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19348-2473
City Area Code	(833)
Local Phone Number	883-0162
Entity Central Index Key	0001168165